Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	$ 44,615	$ 44,059
Direct manufacturing costs	30,926	32,203
Gross margin	13,689	11,856
Expenses
Research and development	3,038	3,382
Government assistance	(316)	(387)
Sales and marketing	2,935	1,897
General and administrative	3,939	3,687
Stock based compensation	2,155	1,167
Depreciation and amortization	1,209	907
Operating expenses	12,960	10,653
Income from operations	729	1,203
Net finance charges	2,366	2,474
Foreign exchange loss (gain) and interest income	(152)	887
Loss before income tax	(1,485)	(2,158)
Deferred tax recovery		679
Net loss for the year	$ (1,485)	$ (1,479)
Basic and diluted income (loss) per share	$ (0.04)	$ (0.04)
Weighted average number of shares
Outstanding, basic and fully diluted	34,012,383	33,832,784